Consolidated Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2013	Aug. 31, 2012
Current assets
Equipment, accumulated depreciation	$ 12,025	$ 5,882
Current liabilities
Convertible promissory note, discount	$ 0	$ 999,485
Stockholders' equity
Preferred stock, par value	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	24,194,713	20,638,360
Common stock, shares outstanding	24,194,713	20,638,360